Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 28, 2026	Jun. 29, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total for PEO[1]($)	Compensation Actually Paid to PEO ($)[2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)[1]	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)[2]	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (in thousands) ($)
2026	893,415	765,313	336,851	331,034	183	2,878
2025	780,252	697,313	307,038	342,417	141	2,702
2024	843,058	839,001	92,585	269,839	106	2,473

[1]
Brandon Solano was the Company’s principal executive officer for each of these fiscal years. Jay Rooney, the Company’s Chief Financial Officer, was the only other named executive officer for fiscal 2026 and fiscal 2025. Clinton Fendley, the Company’s former Chief Financial Officer, and Mike Burns, the Company’s former Chief Operating Officer, each served as a named executive officer for a portion of fiscal 2024, and Mr. Rooney became Chief Financial Officer on March 25, 2024. Consequently, the average compensation of the non-PEO named executive officers for fiscal 2024 includes all three.

[2]
Calculated with an adjustment for fair value of stock awards in accordance with Item 402(v)(2)(iii) of Regulation S-K. Compensation actually paid does not reflect amounts actually earned, realized or received by the named executive officers. Fair values were calculated in accordance with FASB ASC Topic 718 and, for restricted stock units subject to performance conditions, reflect the probable outcome of those conditions as of each measurement date. The valuation assumptions used did not differ materially from those disclosed at the time of grant. The following table sets forth the adjustments made to the Summary Compensation Table totals to determine compensation actually paid (amounts for the non-PEO named executive officers are averages):

	PEO 2026	PEO 2025	PEO 2024	Non-PEO Average 2026	Non-PEO Average 2025	Non-PEO Average 2024
Summary Compensation Table total	893,415	780,252	843,058	336,851	307,038	92,585
Less: grant date fair value of stock awards reported in the Summary Compensation Table	(245,502)	(179,157)	(175,391)	(26,403)	(11,159)	(2,789)
Plus: year-end fair value of awards granted during the year that remain unvested at year end	277,505	263,562	267,750	47,742	46,538	22,491
Plus (less): change in fair value from prior year end to current year end of prior-year awards that remain unvested	(64,948)	(167,344)	2,021	(27,156)	—	222,613
Plus (less): change in fair value from prior year end to vesting date of prior-year awards that vested during the year	(95,157)	—	(98,437)	—	—	(3,315)
Less: prior year-end fair value of prior-year awards forfeited during the year	—	—	—	—	—	(61,746)
Total equity award adjustments	117,400	96,218	171,334	20,586	46,538	180,043
Compensation actually paid	765,313	697,313	839,001	331,034	342,417	269,839

Named Executive Officers, Footnote
[1]
Brandon Solano was the Company’s principal executive officer for each of these fiscal years. Jay Rooney, the Company’s Chief Financial Officer, was the only other named executive officer for fiscal 2026 and fiscal 2025. Clinton Fendley, the Company’s former Chief Financial Officer, and Mike Burns, the Company’s former Chief Operating Officer, each served as a named executive officer for a portion of fiscal 2024, and Mr. Rooney became Chief Financial Officer on March 25, 2024. Consequently, the average compensation of the non-PEO named executive officers for fiscal 2024 includes all three.

PEO Total Compensation Amount	$ 893,415	$ 780,252	$ 843,058
PEO Actually Paid Compensation Amount	$ 765,313	697,313	839,001
Adjustment To PEO Compensation, Footnote
[2]
Calculated with an adjustment for fair value of stock awards in accordance with Item 402(v)(2)(iii) of Regulation S-K. Compensation actually paid does not reflect amounts actually earned, realized or received by the named executive officers. Fair values were calculated in accordance with FASB ASC Topic 718 and, for restricted stock units subject to performance conditions, reflect the probable outcome of those conditions as of each measurement date. The valuation assumptions used did not differ materially from those disclosed at the time of grant. The following table sets forth the adjustments made to the Summary Compensation Table totals to determine compensation actually paid (amounts for the non-PEO named executive officers are averages):

	PEO 2026	PEO 2025	PEO 2024	Non-PEO Average 2026	Non-PEO Average 2025	Non-PEO Average 2024
Summary Compensation Table total	893,415	780,252	843,058	336,851	307,038	92,585
Less: grant date fair value of stock awards reported in the Summary Compensation Table	(245,502)	(179,157)	(175,391)	(26,403)	(11,159)	(2,789)
Plus: year-end fair value of awards granted during the year that remain unvested at year end	277,505	263,562	267,750	47,742	46,538	22,491
Plus (less): change in fair value from prior year end to current year end of prior-year awards that remain unvested	(64,948)	(167,344)	2,021	(27,156)	—	222,613
Plus (less): change in fair value from prior year end to vesting date of prior-year awards that vested during the year	(95,157)	—	(98,437)	—	—	(3,315)
Less: prior year-end fair value of prior-year awards forfeited during the year	—	—	—	—	—	(61,746)
Total equity award adjustments	117,400	96,218	171,334	20,586	46,538	180,043
Compensation actually paid	765,313	697,313	839,001	331,034	342,417	269,839

Non-PEO NEO Average Total Compensation Amount	$ 336,851	307,038	92,585
Non-PEO NEO Average Compensation Actually Paid Amount	$ 331,034	342,417	269,839
Adjustment to Non-PEO NEO Compensation Footnote
[2]
Calculated with an adjustment for fair value of stock awards in accordance with Item 402(v)(2)(iii) of Regulation S-K. Compensation actually paid does not reflect amounts actually earned, realized or received by the named executive officers. Fair values were calculated in accordance with FASB ASC Topic 718 and, for restricted stock units subject to performance conditions, reflect the probable outcome of those conditions as of each measurement date. The valuation assumptions used did not differ materially from those disclosed at the time of grant. The following table sets forth the adjustments made to the Summary Compensation Table totals to determine compensation actually paid (amounts for the non-PEO named executive officers are averages):

	PEO 2026	PEO 2025	PEO 2024	Non-PEO Average 2026	Non-PEO Average 2025	Non-PEO Average 2024
Summary Compensation Table total	893,415	780,252	843,058	336,851	307,038	92,585
Less: grant date fair value of stock awards reported in the Summary Compensation Table	(245,502)	(179,157)	(175,391)	(26,403)	(11,159)	(2,789)
Plus: year-end fair value of awards granted during the year that remain unvested at year end	277,505	263,562	267,750	47,742	46,538	22,491
Plus (less): change in fair value from prior year end to current year end of prior-year awards that remain unvested	(64,948)	(167,344)	2,021	(27,156)	—	222,613
Plus (less): change in fair value from prior year end to vesting date of prior-year awards that vested during the year	(95,157)	—	(98,437)	—	—	(3,315)
Less: prior year-end fair value of prior-year awards forfeited during the year	—	—	—	—	—	(61,746)
Total equity award adjustments	117,400	96,218	171,334	20,586	46,538	180,043
Compensation actually paid	765,313	697,313	839,001	331,034	342,417	269,839

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return. The value of an initial $100 investment in the Common Stock, made at the close of trading on June 23, 2023, the last trading day of fiscal 2023, increased to $106 at the end of fiscal 2024, $141 at the end of fiscal 2025 and $183 at the end of fiscal 2026. Compensation actually paid to the PEO was $839,001 for fiscal 2024, $697,313 for fiscal 2025 and $765,313 for fiscal 2026, and average compensation actually paid to the other named executive officers was $269,839, $342,417 and $331,034, respectively. Because a substantial portion of each named executive officer’s compensation is delivered in restricted stock units, compensation actually paid is affected by changes in the price of the Common Stock and in the probable outcome of the performance conditions applicable to those units. Compensation actually paid to the PEO increased in fiscal 2026 as the Company’s total shareholder return increased, but decreased in fiscal 2025 even though total shareholder return increased, primarily because the fair value of the PEO’s unvested restricted stock units granted in prior years decreased during fiscal 2025, reflecting a lower probable outcome of the performance conditions applicable to those units, and the PEO’s Summary Compensation Table total was lower in fiscal 2025. Average compensation actually paid to the other named executive officers increased in fiscal 2025, primarily because the fiscal 2024 average included three officers, two of whom served for only part of the year and forfeited unvested awards on their departure, and Mr. Rooney’s partial year of service following his appointment on March 25, 2024.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income. The Company’s net income increased in each year presented, from $2.473 million in fiscal 2024 to $2.702 million in fiscal 2025 and $2.878 million in fiscal 2026. Compensation actually paid to the PEO decreased in fiscal 2025 and increased in fiscal 2026, and average compensation actually paid to the other named executive officers increased in fiscal 2025 and was approximately level in fiscal 2026. Compensation actually paid therefore did not move in the same direction as net income in each year, principally because it is driven by the value of outstanding restricted stock units rather than by annual earnings. Annual cash bonuses and the performance conditions applicable to restricted stock units are based on operating income, which is related to, but not the same as, net income.

Total Shareholder Return Amount	$ 183	141	106
Net Income (Loss)	$ 2,878,000	$ 2,702,000	$ 2,473,000
PEO Name	Brandon Solano	Brandon Solano	Brandon Solano
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (245,502)	$ (179,157)	$ (175,391)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,400	96,218	171,334
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,505	263,562	267,750
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,948)	(167,344)	2,021
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,157)	0	(98,437)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,403)	(11,159)	(2,789)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,586	46,538	180,043
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,742	46,538	22,491
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,156)	0	222,613
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(3,315)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (61,746)